FAIR VALUE MEASUREMENTS - Initial measurement of key inputs for Private Placement Warrants and Public Warrants (Details)	Sep. 30, 2021 AFN (؋)	Dec. 31, 2020 AFN (؋)
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement	0.98	0.36
Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement	5.34	5.49
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement	18.4	22.7
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement	11.50	11.50
Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement	9.91	10.22